Right-of-Use Assets	12 Months Ended
Dec. 31, 2023
Right-of-Use Assets [Abstract]
RIGHT-OF-USE ASSETS
8	RIGHT-OF-USE ASSETS

i)	Right-of-use assets

	Property	Office equipment	Motor Vehicle	Total
	USD	USD	USD	USD
Balance as at January 1, 2022	–	6,105	117,261	123,366
Addition	118,881	–	95,105	213,986
Depreciation	(59,440)	(1,390)	(66,522)	(127,352)
Effect of movement in exchange rates	–	32	619	651
As at December 31, 2022	59,441	4,747	146,463	210,651
Addition	-	-	52,664	52,664
Gain of lease early termination	-	-	(20,854)	(20,854)
Depreciation	(59,582)	(1,393)	(104,887)	(165,862)
Effect of movement in exchange rates	141	71	1,623	1,835
As at December 31, 2023	-	3,425	75,009	78,434

ii)	Amounts recognized in consolidated statements of profit or loss and other comprehensive income:

	2023	2022	2021
	USD	USD	USD
Interest on lease liabilities	10,088	12,280	9,208
Expenses relating to short-term lease and low value assets	292,897	224,731	195,910
Depreciation charge for right-of-use assets	165,862	127,352	133,005

iii)	Amounts recognized in statements of cash flows

	2023	2022	2021
	USD	USD	USD
Payment of lease liabilities	(178,040)	(133,382)	(143,549)